AB Discovery Value Fund

Portfolio of Investments

February 28, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Industrials – 24.0%
Aerospace & Defense – 1.3%
Spirit AeroSystems Holdings, Inc. - Class A	869,340	$43,467,000

Airlines – 0.7%
SkyWest, Inc.(a)	843,380	23,707,412

Building Products – 0.8%
Masonite International Corp.(a)	282,567	26,654,545

Commercial Services & Supplies – 2.1%
ADT, Inc.(b)	4,258,880	31,132,413
MillerKnoll, Inc.(b)	996,110	38,728,757

		69,861,170

Construction & Engineering – 4.5%
AECOM	759,810	55,207,794
Arcosa, Inc.	202,612	10,671,574
Dycom Industries, Inc.(a) (b)	477,170	41,542,420
WillScot Mobile Mini Holdings Corp.(a)	1,122,190	39,871,411

		147,293,199

Electrical Equipment – 3.4%
Regal Rexnord Corp.	357,623	57,344,848
Sensata Technologies Holding PLC(a)	686,500	39,755,215
Vertiv Holdings Co.	1,153,200	15,014,664

		112,114,727

Machinery – 2.3%
Oshkosh Corp.(b)	418,800	46,503,552
Timken Co. (The)	413,970	27,139,873

		73,643,425

Marine – 1.0%
Kirby Corp.(a)	506,000	32,965,900

Professional Services – 2.5%
Korn Ferry	439,920	29,149,099
Robert Half International, Inc.	430,185	51,746,954

		80,896,053

Road & Rail – 2.1%
Knight-Swift Transportation Holdings, Inc.	678,493	36,964,299
XPO Logistics, Inc.(a)	442,500	32,160,900

		69,125,199

Trading Companies & Distributors – 3.3%
Applied Industrial Technologies, Inc.	347,310	35,113,041
GATX Corp.	200,540	21,383,580
Herc Holdings, Inc.	333,620	53,085,614

		109,582,235

		789,310,865

Company	Shares	U.S. $ Value

Financials – 19.4%
Banks – 11.9%
Comerica, Inc.	500,163	$47,760,565
First Citizens BancShares, Inc./NC - Class A	64,732	51,037,945
First Hawaiian, Inc.	1,460,080	42,444,526
Synovus Financial Corp.	864,323	45,506,606
Texas Capital Bancshares, Inc.(a)	642,805	42,810,813
Umpqua Holdings Corp.	1,452,939	31,020,248
Webster Financial Corp.	721,729	43,455,303
Wintrust Financial Corp.	433,260	43,048,714
Zions Bancorp NA	609,468	43,205,186

		390,289,906

Capital Markets – 2.3%
Moelis & Co.	741,358	35,740,869
Stifel Financial Corp.	534,500	39,285,750

		75,026,619

Insurance – 4.1%
American Financial Group, Inc./OH(b)	297,046	40,217,058
Hanover Insurance Group, Inc. (The)	263,351	36,740,098
Kemper Corp.	518,780	27,723,603
Selective Insurance Group, Inc.	352,415	29,317,404

		133,998,163

Thrifts & Mortgage Finance – 1.1%
BankUnited, Inc.	869,725	38,441,845

		637,756,533

Consumer Discretionary – 16.7%
Auto Components – 1.9%
Dana, Inc.(b)	981,051	18,267,170
Goodyear Tire & Rubber Co. (The)(a)	2,826,640	43,784,653

		62,051,823

Diversified Consumer Services – 0.6%
Houghton Mifflin Harcourt Co.(a)	1,030,285	21,584,471

Hotels, Restaurants & Leisure – 4.3%
Dine Brands Global, Inc.	522,270	43,787,117
Hilton Grand Vacations, Inc.(a)	716,740	37,170,136
Papa John’s International, Inc.(b)	319,799	34,160,929
Scientific Games Corp./DE - Class A(a)	425,400	26,766,168

		141,884,350

Household Durables – 3.2%
KB Home	869,350	33,565,604
PulteGroup, Inc.	945,970	46,976,870
Taylor Morrison Home Corp. - Class A(a)	820,280	24,198,260

		104,740,734

Specialty Retail – 2.1%
Sally Beauty Holdings, Inc.(a) (b)	1,844,590	31,874,515

Company	Shares	U.S. $ Value

Williams-Sonoma, Inc.(b)	256,917	$37,216,997

		69,091,512

Textiles, Apparel & Luxury Goods – 4.6%
Carter’s, Inc.	524,550	50,713,494
Kontoor Brands, Inc.(b)	515,750	25,550,255
Ralph Lauren Corp.	338,610	44,710,064
Tapestry, Inc.	729,100	29,820,190

		150,794,003

		550,146,893

Information Technology – 8.3%
Communications Equipment – 1.3%
Lumentum Holdings, Inc.(a) (b)	423,900	41,906,754

Electronic Equipment, Instruments & Components – 2.2%
Avnet, Inc.	988,729	41,595,829
Belden, Inc.	540,652	30,465,740

		72,061,569

IT Services – 0.5%
Genpact Ltd.	434,279	18,170,234

Semiconductors & Semiconductor Equipment – 2.3%
Kulicke & Soffa Industries, Inc.(b)	495,892	25,905,398
ON Semiconductor Corp.(a) (b)	769,870	48,201,561

		74,106,959

Software – 2.0%
ACI Worldwide, Inc.(a)	1,052,940	35,294,549
CommVault Systems, Inc.(a)	473,095	29,762,406

		65,056,955

		271,302,471

Real Estate – 7.6%
Equity Real Estate Investment Trusts (REITs) – 7.6%
American Campus Communities, Inc.	629,608	33,879,206
Broadstone Net Lease, Inc.	1,253,710	27,155,359
Camden Property Trust	316,344	52,231,558
Cousins Properties, Inc.	918,740	35,490,926
CubeSmart	622,320	30,002,047
Physicians Realty Trust	2,453,701	39,897,178
STAG Industrial, Inc.(b)	808,784	31,510,225

		250,166,499

Materials – 7.2%
Chemicals – 2.5%
Huntsman Corp.	749,450	30,307,758
Innospec, Inc.	227,980	21,772,090
Orion Engineered Carbons SA	539,028	8,376,495
Trinseo PLC(b)	418,428	21,741,519

		82,197,862

Company	Shares	U.S. $ Value

Containers & Packaging – 2.4%
Berry Global Group, Inc.(a)	655,320	$39,745,158
Sealed Air Corp.	565,919	37,990,143

		77,735,301

Metals & Mining – 2.3%
Carpenter Technology Corp.	849,092	32,596,642
Reliance Steel & Aluminum Co.	228,397	43,594,135

		76,190,777

		236,123,940

Health Care – 6.5%
Health Care Equipment & Supplies – 1.2%
Integra LifeSciences Holdings Corp.(a) (b)	595,340	39,923,500

Health Care Providers & Services – 2.7%
Acadia Healthcare Co., Inc.(a)	737,970	41,850,279
MEDNAX, Inc.(a) (b)	1,917,240	44,997,623

		86,847,902

Health Care Technology – 1.3%
Change Healthcare, Inc.(a)	2,053,560	43,987,255

Life Sciences Tools & Services – 1.3%
Syneos Health, Inc.(a)	552,400	43,750,080

		214,508,737

Energy – 3.6%
Energy Equipment & Services – 1.2%
Cactus, Inc. - Class A	755,590	38,278,189

Oil, Gas & Consumable Fuels – 2.4%
Coterra Energy, Inc.	1,788,349	41,722,182
HollyFrontier Corp.(a)	1,204,088	36,664,480

		78,386,662

		116,664,851

Consumer Staples – 2.6%
Food Products – 2.6%
Hain Celestial Group, Inc. (The)(a)	1,195,240	43,458,926
Nomad Foods Ltd.(a)	1,715,904	43,206,463

		86,665,389

Utilities – 2.3%
Electric Utilities – 1.5%
IDACORP, Inc.(b)	462,104	48,035,711

Gas Utilities – 0.8%
Southwest Gas Holdings, Inc.(b)	376,791	26,729,553

		74,765,264

Company	Shares	U.S. $ Value

Communication Services – 1.2%
Media – 1.2%
Criteo SA (Sponsored ADR)(a)	1,202,717	$40,002,368

Total Common Stocks (cost $2,583,176,995)		3,267,413,810

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $25,638,826)	25,638,826	25,638,826

Total Investments – 100.2% (cost $2,608,815,821)(f)		3,293,052,636
Other assets less liabilities – (0.2)%		(5,693,420)

Net Assets – 100.0%		$3,287,359,216

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $764,585,126 and gross unrealized depreciation of investments was $(80,348,311), resulting in net unrealized appreciation of $684,236,815.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment

AB Discovery Value Fund

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$3,267,413,810	$—	$—	$3,267,413,810
Short-Term Investments	25,638,826	—	—	25,638,826

Total Investments in Securities	3,293,052,636	—	—	3,293,052,636
Other Financial Instruments(b)	—	—	—	—

Total	$3,293,052,636	$—	$—	$3,293,052,636

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,529	$183,773	$181,663	$25,639	$1
Government Money Market Portfolio*	1,795	43,486	45,281	0	0	**
Total	$25,324	$227,259	$226,944	$25,639	$1

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.